INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories Table
Inventories consisted of the following:

	June 30, 2016	December 31, 2015	June 30, 2015
	($ in millions)
Supplies	$60.9	$86.5	$41.6
Raw materials	82.1	91.5	70.1
Work in process	102.8	105.8	32.9
Finished goods	423.4	445.3	143.0
	669.2	729.1	287.6
LIFO reserve	(33.0)	(43.9)	(66.0)
Inventories, net	$636.2	$685.2	$221.6